Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
October 31, 2022
NFY-NPRT3-1222
1.809090.119
Municipal Bonds - 95.5%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 88.2%
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	796
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	586
5% 7/1/25	590	570
5% 7/1/26	450	428
5% 7/1/27	600	565
5% 7/1/28	360	336
5% 7/1/29	300	278
5% 7/1/30	575	530
5% 7/1/40	1,000	813
5.25% 7/1/35	1,000	906
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	517
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	653
5% 7/1/32	1,500	1,559
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	3,969
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	783
5% 7/1/30	1,250	1,301
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,572
5% 7/1/34	3,000	3,133
Series 2016 A:
5% 7/1/41	2,500	2,431
5% 7/1/46	8,000	7,574
5% 7/1/50	6,280	5,865
Series 2017, 5% 12/1/32 (b)	4,000	3,912
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	8,173
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	565
5% 7/1/27	350	360
5% 7/1/28	500	513
5% 7/1/29	725	743
5% 7/1/31	2,610	2,664
5% 7/1/32	2,660	2,711
5% 7/1/33	2,770	2,819
5% 7/1/34	2,935	2,981
5% 7/1/35	3,000	3,038
5% 7/1/36	1,000	1,009
5% 7/1/40	8,500	8,520
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	866
5% 7/1/30	1,100	1,120
5% 7/1/35	855	851
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,133
5% 7/1/36	1,430	1,472
5% 7/1/37	1,705	1,748
Erie County Fiscal Stability Auth. Series 2017 D:
5% 9/1/33	525	558
5% 9/1/34	850	901
5% 9/1/35	1,300	1,375
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/25	400	410
5% 6/1/26	550	568
5% 6/1/28	155	162
5% 6/1/30	200	211
5% 6/1/32	200	211
(Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	14,635	9,383
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	744
5% 7/1/33	475	476
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	2,100	1,805
5% 2/15/34	6,130	6,369
5% 2/15/36	4,750	4,875
5% 2/15/37	2,505	2,565
Islip Gen. Oblig. Series 2021 A, 2% 5/1/37	1,575	1,051
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	11,830
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/34	1,700	1,801
5% 9/1/35	1,200	1,266
5% 9/1/37	500	522
5% 9/1/38	1,450	1,509
Series 2022 A:
5% 9/1/38	1,275	1,338
5% 9/1/39	1,375	1,436
5% 9/1/40	1,500	1,561
5% 9/1/41	1,375	1,422
5% 9/1/42	2,000	2,060
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/33	1,000	1,021
5% 7/1/35	1,000	1,021
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2018:
5% 5/1/32	5,000	5,341
5% 5/1/34	3,000	3,186
Monroe County Indl. Dev. Corp.:
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	1,918
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	3,333
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,610
5% 12/1/34	760	764
5% 12/1/35	700	703
5% 12/1/36	700	702
(Univ. of Rochester Proj.):
Series 2017 A:
5% 7/1/32	1,215	1,287
5% 7/1/34	1,310	1,382
Series 2017 C:
4% 7/1/32	1,680	1,666
5% 7/1/31	800	850
Series 2017 D, 5% 7/1/31	825	876
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	2,930
5% 11/15/56	9,000	8,736
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,016
New Rochelle Series 2020, 2% 2/15/34	590	435
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	931
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	5,610	5,658
New York City Gen. Oblig.:
Series 2018 F, 5% 4/1/45	8,485	8,538
Series 2019 D:
5% 12/1/41	4,305	4,374
5% 12/1/44	9,810	9,901
Series 2020 D1, 4% 3/1/44	1,475	1,284
Series 2021 A1, 4% 8/1/34	3,250	3,088
Series 2021 F1:
3% 3/1/51 (Build America Mutual Assurance Insured)	5,825	3,953
5% 3/1/43	1,500	1,541
5% 3/1/50	6,475	6,587
Series 2022 A1, 5% 8/1/47	25,000	25,518
Series 2022 D1, 5.25% 5/1/38	5,000	5,388
Series B:
5% 10/1/42	2,000	2,058
5% 10/1/43	3,000	3,079
New York City Indl. Dev. Agcy. Rev. (Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	1,000	758
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2019 DD, 5.25% 6/15/49	4,410	4,577
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S1, 5% 7/15/33	2,165	2,216
Series 2018 S4, 5.25% 7/15/36	8,095	8,529
Series 2019 S1, 5% 7/15/43	1,715	1,741
Series 2022 1A, 3% 7/15/39	1,465	1,130
New York City Transitional Fin. Auth. Rev.:
Series 2017 B, 5% 8/1/34	2,640	2,718
Series 2017 E-1, 5% 2/1/34	4,500	4,666
Series 2017 F:
5% 5/1/34	7,000	7,268
5% 5/1/35	11,795	12,189
Series 2018 B-1, 5% 8/1/34	3,000	3,118
Series 2018 C2, 5% 5/1/37	4,690	4,834
Series 2021 B1, 4% 8/1/38	1,340	1,231
Series 2021 F1, 4% 11/1/38	1,500	1,377
Series 2022 B1, 5.25% 11/1/37	6,120	6,565
Series C1:
4% 5/1/42	5,000	4,430
4% 5/1/47	1,000	854
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,122
5% 11/15/30	2,000	2,044
5% 11/15/33	9,115	9,243
5% 11/15/34	3,000	3,034
5% 11/15/40	9,990	10,006
Series 2016, 0% 11/15/38	1,275	549
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,122
5% 7/1/29	5,000	5,120
5% 5/1/30	3,450	3,511
5% 7/1/30	5,000	5,115
5% 5/1/31	11,000	11,166
5% 7/1/31	15,000	15,322
Series 2015 B, 5% 10/1/34	1,070	1,110
Series 2015:
5% 12/1/23 (b)	700	704
5% 12/1/24 (b)	600	603
5% 12/1/27 (b)	1,200	1,207
Series 2016 A:
5% 7/1/31	1,200	1,241
5% 7/1/31	600	632
5% 7/1/32	800	842
5% 7/1/33	800	824
5% 7/1/34	650	669
5% 7/1/35	500	513
5% 7/1/41	1,000	1,021
Series 2019 A:
4% 7/1/40	1,000	715
4% 7/1/45	3,750	2,510
5% 7/1/26	545	519
5% 7/1/27	390	367
5% 7/1/28	465	434
5% 7/1/29	750	695
5% 7/1/30	1,475	1,359
5% 7/1/32	1,540	1,384
5% 7/1/33	5,800	5,867
5% 7/1/34	1,300	1,137
5% 7/1/35	600	516
5% 7/1/36	500	424
5% 7/1/38	3,440	3,611
5% 7/1/41	1,345	1,085
5% 7/1/42	8,500	8,774
Series 2019 B, 5% 7/1/50	3,000	3,067
Series 2020 A:
4% 9/1/50	6,420	4,420
4% 7/1/53	5,805	4,673
5% 7/1/40	1,265	1,296
Series 2021 A:
3% 7/1/41	1,000	737
4% 7/1/48	4,000	3,303
5% 7/1/46	1,025	978
5% 7/1/51	10,000	10,301
5% 7/1/51	3,040	2,862
Series 2022 A:
4% 7/1/49	2,500	1,962
5% 7/1/35	1,425	1,452
5% 7/1/36	1,495	1,517
5% 7/1/37	785	794
5% 7/15/37	6,500	6,337
5% 7/1/38	500	504
5% 7/1/39	865	870
5% 7/1/40	915	917
5% 7/1/41	830	831
5% 7/1/42	1,005	1,005
Series 2022:
4% 7/1/46	4,625	3,802
5% 7/1/35	1,095	1,062
5% 7/1/47	5,625	5,109
5% 7/1/52	4,675	4,779
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,349
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 A:
5% 3/15/42	9,940	10,191
5% 3/15/43	9,940	10,169
Series 2018 C:
5% 3/15/35	18,870	19,806
5% 3/15/43	6,185	6,327
Series 2018 E, 5% 3/15/44	5,000	5,114
Series 2018, 5% 3/15/48	19,700	20,071
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,033
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	6,700
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016 B1, 5% 11/15/36	5,000	5,147
New York Metropolitan Trans. Auth. Rev.:
Series 2013 A, 5% 11/15/43	2,535	2,376
Series 2013 E, 5% 11/15/43	15,375	14,414
Series 2014 D, 5.25% 11/15/44	5,000	4,840
Series 2015 A1:
5% 11/15/40	5,000	4,761
5% 11/15/45	1,200	1,113
Series 2015 B, 5% 11/15/29	2,125	2,142
Series 2015 C, 5% 11/15/35	600	588
Series 2016 A1, 5% 11/15/46	32,890	30,142
Series 2016 B:
4% 11/15/36	1,825	1,593
5% 11/15/34	1,490	1,467
5% 11/15/35	8,375	8,199
Series 2016 C1:
5% 11/15/31	1,175	1,179
5% 11/15/32	730	731
Series 2016 D:
5% 11/15/30	1,805	1,815
5% 11/15/31	665	667
5.25% 11/15/31	500	508
Series 2017 A1, 5% 11/15/51	1,500	1,350
Series 2017 C-2:
0% 11/15/29	15,820	11,570
0% 11/15/32	18,000	11,182
Series 2017 C1:
5% 11/15/27	620	634
5% 11/15/30	1,015	1,021
Series 2017 D:
5% 11/15/28	2,125	2,171
5% 11/15/30	5,000	5,029
5% 11/15/32	925	925
Series 2020 C1, 5% 11/15/50	1,310	1,182
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	5,521
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	5
Series 2019 A, 5% 3/15/46	7,500	7,630
Series 2020 A, 3% 3/15/38	1,590	1,221
Series 2021 A, 5% 3/15/49	6,500	6,621
Series 2021 E, 4% 3/15/37	3,700	3,451
Series 2022 A:
4% 3/15/39	1,000	913
5% 3/15/41	5,000	5,192
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	13,081
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/28 (c)	1,680	1,733
Series 221, 3.5% 10/1/32 (c)	4,805	4,616
Series 223, 3.5% 4/1/49	1,950	1,901
Series 226, 3.5% 10/1/50 (c)	11,095	10,645
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,175	2,238
Series 2020 C:
4% 3/15/39	1,000	913
4% 3/15/49	3,165	2,672
5% 3/15/47	7,820	7,974
Series 2022 A, 5% 3/15/40	8,000	8,354
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,063
5% 1/1/35	6,455	6,580
5% 1/1/41	9,320	9,339
5% 1/1/46	7,285	7,244
5% 1/1/51	13,625	13,372
Series 2019 B, 4% 1/1/45	5,000	4,265
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	4,861
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/34 (c)	4,000	3,928
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (c)	600	495
4% 12/1/41 (c)	1,700	1,347
5% 12/1/31 (c)	1,200	1,177
5% 12/1/33 (c)	1,950	1,885
5% 12/1/35 (c)	1,540	1,463
Series 2020 C:
5% 12/1/29	1,300	1,322
5% 12/1/30	500	506
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/35 (c)	8,465	8,040
5% 12/1/36 (c)	7,500	7,091
Series 2016 A, 5.25% 1/1/50 (c)	9,095	8,537
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	5,187
Series 2019 A, 5% 3/15/43	10,830	11,027
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 5% 7/1/52	3,000	2,266
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/29 (c)	350	358
5% 4/1/30 (c)	750	766
5% 4/1/32 (c)	900	914
5% 4/1/33 (c)	650	657
5% 4/1/34 (c)	1,765	1,750
5% 4/1/36 (c)	1,150	1,122
5% 4/1/38 (c)	750	730
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000	906
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000	895
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	11,305	9,395
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	755	802
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	545	576
(Utica College Proj.) Series 2019:
4% 7/1/39	2,625	2,133
5% 7/1/49	3,250	2,900
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	371
4% 7/1/37	275	237
4% 7/1/38	255	218
4% 7/1/39	325	274
4% 7/1/40	300	250
5% 7/1/23	210	211
5% 7/1/24	215	218
5% 7/1/25	235	239
5% 7/1/27	815	833
5% 7/1/28	855	874
5% 7/1/31	340	345
5% 7/1/32	265	267
5% 7/1/33	300	300
5% 7/1/34	300	299
5% 7/1/35	400	397
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,173
Onondaga County Trust for Cultural Resources Rev. Series 2019, 4% 12/1/47	10,000	8,597
Port Auth. of New York & New Jersey:
Series 2020 221, 4% 7/15/50 (c)	2,900	2,347
Series 2022 234:
5% 8/1/38	1,750	1,713
5% 8/1/39	1,500	1,456
5.25% 8/1/40	2,000	2,072
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,245
5% 7/1/45	1,625	1,660
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,600	2,613
Suffolk County Econ. Dev. Corp. Rev. Series 2021, 5.375% 11/1/54 (b)	3,500	2,656
Suffolk Tobacco Asset Securitization Corp. Series 2021 A2, 4% 6/1/50	3,000	2,358
Syracuse Reg'l. Arpt. Auth. Series 2021:
4% 7/1/35 (c)	500	448
4% 7/1/36 (c)	500	443
5% 7/1/28 (c)	1,640	1,681
5% 7/1/29 (c)	1,500	1,534
5% 7/1/30 (c)	1,500	1,535
5% 7/1/31 (c)	1,060	1,084
5% 7/1/32 (c)	1,145	1,166
5% 7/1/33 (c)	755	764
5% 7/1/34 (c)	815	808
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	2,584
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	5,435	5,539
Series 2022 D 1A, 5% 11/15/38	10,000	10,633
Triborough Bridge & Tunnel Auth. Revs.:
Series 2017 B, 5% 11/15/36	5,000	5,126
Series 2018 D, 4% 11/15/37	3,000	2,726
Series 2019 A, 5% 11/15/49	10,000	10,152
Series 2020 A, 5% 11/15/54	1,015	1,027
Series 2021 A:
5% 11/15/51	1,990	2,021
5% 11/15/56	6,000	6,052
Series 2022 A:
4% 11/15/52	3,000	2,436
5% 11/15/40	2,000	2,088
5% 11/15/41	2,000	2,076
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/27	1,600	1,650
5% 8/1/28	1,565	1,613
5% 8/1/32	1,000	1,024
Series 2020 A, 5% 9/1/36	1,500	1,522
Westchester County Gen. Oblig. Series 2021 A, 2% 10/15/33	570	436
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	362
Yonkers Gen. Oblig.:
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,482
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,076
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,065
Series 2021 B, 4% 2/15/37	1,200	1,104
TOTAL NEW YORK		1,019,909
New York And New Jersey - 6.6%
Port Auth. of New York & New Jersey:
85th Series, 5.375% 3/1/28	4,535	4,783
Series 193, 5% 10/15/28 (c)	2,015	2,057
Series 2019 218, 5% 11/1/36 (c)	4,820	4,763
Series 202, 5% 10/15/36 (c)	5,455	5,481
Series 2021 224, 5% 7/15/56	6,795	6,874
Series 2021 227, 2% 10/1/34 (c)	4,380	3,071
Series 214:
4% 9/1/37 (c)	4,000	3,553
4% 9/1/39 (c)	1,920	1,675
4% 9/1/43 (c)	6,500	5,469
5% 9/1/33 (c)	2,005	2,020
Series 218:
4% 11/1/47 (c)	11,280	9,231
5% 11/1/30 (c)	1,130	1,159
5% 11/1/44 (c)	5,080	4,745
Series 221:
4% 7/15/36 (c)	3,000	2,697
4% 7/15/38 (c)	1,000	881
4% 7/15/40 (c)	2,000	1,734
4% 7/15/45 (c)	8,000	6,618
5% 7/15/32 (c)	1,500	1,520
Series 223, 5% 7/15/56 (c)	8,850	7,970
TOTAL NEW YORK AND NEW JERSEY		76,301
Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,017
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	3,720	1,890
5.625% 7/1/27	455	458
5.625% 7/1/29	1,350	1,358
5.75% 7/1/31	3,120	3,139
TOTAL PUERTO RICO		6,845
TOTAL MUNICIPAL BONDS (Cost $1,246,458)		1,104,072

Municipal Notes - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 AA, 1.6% 11/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (d) (Cost $3,475)	3,475	3,475

TOTAL INVESTMENT IN SECURITIES - 95.8% (Cost $1,249,933)	1,107,547
NET OTHER ASSETS (LIABILITIES) - 4.2%	48,208
NET ASSETS - 100.0%	1,155,755

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,051,000 or 1.1% of net assets.

(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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